Guarantees, commitments and risks - Capital investment and capital expenditure commitments (Details) € in Millions	Dec. 31, 2025 EUR (€)
Guarantees, commitments and risks
Committed projects	€ 20,188
2026
Guarantees, commitments and risks
Committed projects	6,250
2027
Guarantees, commitments and risks
Committed projects	4,847
2028
Guarantees, commitments and risks
Committed projects	3,932
2029
Guarantees, commitments and risks
Committed projects	2,871
2030
Guarantees, commitments and risks
Committed projects	1,984
2031 and thereafter
Guarantees, commitments and risks
Committed projects	304
2029 and thereafter
Guarantees, commitments and risks
Expected capital investment and capital expenditure	€ 29,000